Equity Method Investments - Share of associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity Method Investments
The Company's share of losses of associates	$ (743)	$ (1,392)	$ (638)
The Company's share of other comprehensive income of associates	(86)	55	58
The Company's share of total comprehensive income of associates	$ (829)	$ (1,337)	$ (580)